Share Capital - Summary of Deferred Stock Units (Detail) - DSU Plan [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	260,398	244,526
Issued in lieu of quarterly fees	21,936	5,000
Issued in lieu of dividends paid	14,690	10,872
Settled for cash	(46,357)
Settled for common shares	(53,300)
Ending Balance	197,367	260,398